Pension Plans and Other Postretirement Benefits (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of domestic and foreign net periodic pension cost
Service cost for benefits earned	$ 26	$ 21
Interest cost on benefit obligations	11	8
Net actuarial (gain) loss recognized	4	35
Domestic plans [Member]
Components of domestic and foreign net periodic pension cost
Expected return on plan assets	(5)	(4)	(2)
Service cost for benefits earned	19	15	16
Interest cost on benefit obligations	7	5	3
Prior service benefit	(1)	(1)	(1)
Net actuarial (gain) loss recognized		(1)
Curtailment gain	(6)
Total	14	14	16
Foreign plans [Member]
Components of domestic and foreign net periodic pension cost
Expected return on plan assets	(1)	(1)	(1)
Service cost for benefits earned	7	6	5
Interest cost on benefit obligations	4	3	4
Prior service benefit
Net actuarial (gain) loss recognized	1
Curtailment gain
Total	$ 11	$ 8	$ 8